Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000223440
Shareholder Report [Line Items]
Fund Name	First Foundation Fixed Income Fund
Class Name	Class A
Trading Symbol	FFBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A of the First Foundation Fixed Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. First Foundation Advisors serves as the sub-advisor for the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstfoundationinc.com/fixed-income-fund. You can also request this information by contacting us at 1-800-838-0191.
Additional Information Phone Number	1-800-838-0191
Additional Information Website	https://www.firstfoundationinc.com/fixed-income-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Fixed Income Fund, Class A	$123	1.21%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Performance Review: For the twelve-month period ended September 30, 2025, the Fund returned 3.92% for Class A shares, Without Load. The Fund’s benchmark, the Bloomberg US Aggregate Bond Index (USD) (TR), returned 2.88%, and the Fund’s Morningstar peer group, the Intermediate Core-Plus Bond Category, returned 3.40% over the same period. The outperformance over the past twelve months was primarily driven by the Fund’s proficiency and skill in credit selection.

Manager’s Discussion: The main challenge for 2025 has been navigating the fear of a potential economic slowdown given tight credit spreads in some areas of the fixed-income market against a backdrop of heightened political uncertainty, especially U.S. fiscal/tariff policy and Fed Independence. The ongoing situation, where the Federal Reserve is under direct political pressure from the President to lower rates, introduces significant risk to the central bank's operational independence.

Our conviction remains that an independent central bank is paramount for sustaining financial integrity. Any perception by global investors that the fed has been politicized could lead to irreparable financial harm, eroding the dollar’s status as the world’s reserve currency and undermining the long-term reliability of asset valuations. A policy of politically motivated low-interest rates is likely to fuel higher inflation, weaken the U.S. dollar, and create a dangerous misallocation of capital by distorting fundamental risk assessments in the market.

The steepening of the yield curve highlights this market's internal conflict. While the short end of the curve is pricing in expected rate cuts, reflecting a belief in near-term easing, the long end indicates lingering concerns over rising inflation, unsustainable fiscal deficits, and a loss of Fed credibility. Although U.S. long bonds have outperformed global sovereign debt, a drastically aggressive rate-cutting scenario, such as the hypothetical 3% reduction sought by the President, would almost certainly mobilize the market forces that sell government bonds in response to inflationary policies. A perception that the government is attempting to inflate away its fiscal challenges would drive long-dated Treasury yields sharply higher, significantly increasing borrowing costs for the government, corporations, and consumers, thereby negating the intended short-term economic boost from the rate cuts.

Given these dynamics—specifically the combination of historically inadequate compensation for risk and the looming macroeconomic uncertainties—we are maintaining a lower-than-normal position in credit. Our strategy is focused on capitalizing on mispriced securities and idiosyncratic opportunities in the market while keeping our portfolio's duration actively managed within a controlled range of 4.5 to 6.5. We see better days ahead to allocate towards credit and prefer to preserve our ability to dynamically allocate capital to risk if our ebullient markets were to change.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class A, With Load	Class A, Without Load	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Sep/15	$9,575	$10,000	$10,000
Sep/16	$10,218	$10,672	$10,519
Sep/17	$10,429	$10,891	$10,527
Sep/18	$10,474	$10,939	$10,399
Sep/19	$11,077	$11,569	$11,470
Sep/20	$11,551	$12,063	$12,271
Sep/21	$12,095	$12,632	$12,161
Sep/22	$10,427	$10,890	$10,385
Sep/23	$10,635	$11,107	$10,452
Sep/24	$11,937	$12,466	$11,661
Sep/25	$12,405	$12,956	$11,998

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
First Foundation Fixed Income Fund
Class A, With Load	-0.47%	0.56%	2.18%
Class A, Without Load	3.92%	1.44%	2.62%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 72,574,458
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 233,053
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$72,574,458	130	$233,053	22%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Communication Services	0.3%
Consumer Staples	0.3%
Real Estate	0.8%
Consumer Discretionary	0.8%
Registered Investment Companies	1.5%
Municipal Bonds	2.1%
Information Technology	3.0%
Energy	3.1%
Industrials	3.8%
Asset-Backed Securities	3.9%
U.S. Treasury Obligations	5.0%
Health Care	5.9%
Utilities	8.6%
U.S. Government Agency Obligations	8.7%
Financials	11.1%
Mortgage-Backed Securities	40.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
GNMA, Ser 2023-150, Cl DC	5.500%	06/20/50	4.2%
U.S. Treasury Note	4.250%	05/15/35	2.8%
FHLMC	1.540%	08/17/35	2.6%
Intel	5.600%	02/21/54	2.6%
GNMA, Ser 2012-100, Cl BA	2.598%	08/16/52	2.5%
FHLMC, Ser 2022-5253, Cl PL	4.000%	08/25/52	2.5%
FNMA, Ser 2012-98, Cl WZ	4.000%	09/25/42	2.5%
Arbor Realty Trust	4.500%	03/15/27	2.3%
FRESB Mortgage Trust, Ser 2018-SB52, Cl A10F	3.480%	06/25/28	2.2%
GNMA, Ser 2024-45, Cl DB	5.500%	03/20/54	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-838-0191
Updated Prospectus Web Address	https://www.firstfoundationinc.com/fixed-income-fund
C000223439
Shareholder Report [Line Items]
Fund Name	First Foundation Fixed Income Fund
Class Name	Class Y
Trading Symbol	FFBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y of the First Foundation Fixed Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. First Foundation Advisors serves as the sub-advisor for the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstfoundationinc.com/fixed-income-fund. You can also request this information by contacting us at 1-800-838-0191.
Additional Information Phone Number	1-800-838-0191
Additional Information Website	https://www.firstfoundationinc.com/fixed-income-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Fixed Income Fund, Class Y	$98	0.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Performance Review: For the twelve-month period ended September 30, 2025, the Fund returned 4.17% for Class Y shares. The Fund’s benchmark, the Bloomberg US Aggregate Bond Index (USD) (TR), returned 2.88%, and the Fund’s Morningstar peer group, the Intermediate Core-Plus Bond Category, returned 3.40% over the same period. The outperformance over the past twelve months was primarily driven by the Fund’s proficiency and skill in credit selection.

Manager’s Discussion: The main challenge for 2025 has been navigating the fear of a potential economic slowdown given tight credit spreads in some areas of the fixed-income market against a backdrop of heightened political uncertainty, especially U.S. fiscal/tariff policy and Fed Independence. The ongoing situation, where the Federal Reserve is under direct political pressure from the President to lower rates, introduces significant risk to the central bank's operational independence.

Our conviction remains that an independent central bank is paramount for sustaining financial integrity. Any perception by global investors that the fed has been politicized could lead to irreparable financial harm, eroding the dollar’s status as the world’s reserve currency and undermining the long-term reliability of asset valuations. A policy of politically motivated low-interest rates is likely to fuel higher inflation, weaken the U.S. dollar, and create a dangerous misallocation of capital by distorting fundamental risk assessments in the market.

The steepening of the yield curve highlights this market's internal conflict. While the short end of the curve is pricing in expected rate cuts, reflecting a belief in near-term easing, the long end indicates lingering concerns over rising inflation, unsustainable fiscal deficits, and a loss of Fed credibility. Although U.S. long bonds have outperformed global sovereign debt, a drastically aggressive rate-cutting scenario, such as the hypothetical 3% reduction sought by the President, would almost certainly mobilize the market forces that sell government bonds in response to inflationary policies. A perception that the government is attempting to inflate away its fiscal challenges would drive long-dated Treasury yields sharply higher, significantly increasing borrowing costs for the government, corporations, and consumers, thereby negating the intended short-term economic boost from the rate cuts.

Given these dynamics—specifically the combination of historically inadequate compensation for risk and the looming macroeconomic uncertainties—we are maintaining a lower-than-normal position in credit. Our strategy is focused on capitalizing on mispriced securities and idiosyncratic opportunities in the market while keeping our portfolio's duration actively managed within a controlled range of 4.5 to 6.5. We see better days ahead to allocate towards credit and prefer to preserve our ability to dynamically allocate capital to risk if our ebullient markets were to change.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	First Foundation Fixed Income Fund, Class Y	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Sep/15	$10,000	$10,000
Sep/16	$10,699	$10,519
Sep/17	$10,947	$10,527
Sep/18	$11,021	$10,399
Sep/19	$11,685	$11,470
Sep/20	$12,216	$12,271
Sep/21	$12,823	$12,161
Sep/22	$11,081	$10,385
Sep/23	$11,331	$10,452
Sep/24	$12,750	$11,661
Sep/25	$13,282	$11,998

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
First Foundation Fixed Income Fund, Class Y	4.17%	1.69%	2.88%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 72,574,458
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 233,053
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$72,574,458	130	$233,053	22%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Communication Services	0.3%
Consumer Staples	0.3%
Real Estate	0.8%
Consumer Discretionary	0.8%
Registered Investment Companies	1.5%
Municipal Bonds	2.1%
Information Technology	3.0%
Energy	3.1%
Industrials	3.8%
Asset-Backed Securities	3.9%
U.S. Treasury Obligations	5.0%
Health Care	5.9%
Utilities	8.6%
U.S. Government Agency Obligations	8.7%
Financials	11.1%
Mortgage-Backed Securities	40.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
GNMA, Ser 2023-150, Cl DC	5.500%	06/20/50	4.2%
U.S. Treasury Note	4.250%	05/15/35	2.8%
FHLMC	1.540%	08/17/35	2.6%
Intel	5.600%	02/21/54	2.6%
GNMA, Ser 2012-100, Cl BA	2.598%	08/16/52	2.5%
FHLMC, Ser 2022-5253, Cl PL	4.000%	08/25/52	2.5%
FNMA, Ser 2012-98, Cl WZ	4.000%	09/25/42	2.5%
Arbor Realty Trust	4.500%	03/15/27	2.3%
FRESB Mortgage Trust, Ser 2018-SB52, Cl A10F	3.480%	06/25/28	2.2%
GNMA, Ser 2024-45, Cl DB	5.500%	03/20/54	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-838-0191
Updated Prospectus Web Address	https://www.firstfoundationinc.com/fixed-income-fund
C000223441
Shareholder Report [Line Items]
Fund Name	First Foundation Total Return Fund
Class Name	Class A
Trading Symbol	FBBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A of the First Foundation Total Return Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstfoundationinc.com/total-return-fund. You can also request this information by contacting us at 1-800-838-0191.
Additional Information Phone Number	1-800-838-0191
Additional Information Website	https://www.firstfoundationinc.com/total-return-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Total Return Fund, Class A	$134	1.32%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Performance Review: For the twelve-month period ended September 30, 2025, the Fund returned 3.62% for Class A shares, Without Load. The Fund’s benchmark, the Bloomberg US Aggregate Bond Index (USD) (TR), returned 2.88%. The outperformance over the past twelve months was primarily driven by the Fund’s proficiency and skill in credit selection.

Manager’s Discussion: The Fund seeks to maximize total return by investing primarily in a combination of U.S. and International equity securities balanced in a moderate manner with domestic fixed income securities. We utilize an active approach to asset allocation and hold concentrated positions. Our valuation discipline across asset classes and independent insights ensures that each investment candidate is evaluated from varying perspectives and ideas compete for capital.

During an ebullient period in the last twelve months ending September 30, both the stock and bond market were positive. Bond and equity markets have excited themselves on the prospects for lower interest rates and the chances global trade and conflicts may calm down.

While we are excited about the potential for global peace and less restrictive financial conditions our approach remains disciplined finding more attractive investment candidates globally than in our excitable domestic market. According to Bloomberg, the unadjusted beta of our modestly priced growth businesses and our ballast companies (DOW Jones Industrial type stocks) has fallen to just 0.69 - a level we don't find on offer in many corners of the market. Low correlation with the market is not entirely new for us but we take great care in renewing that capability especially when the markets have moved aggressively higher and with such narrow underpinning.

The S&P 500® Index market now trades at 24X forward earnings, a level higher than its three peak multiples over the last 25 years (2007, 2020 and 2022). The S&P 500® Index equally weighted portfolio isn 't much safer with it in the 90th percentile of expensive. In this light, we have derisked the portfolio and have trailed our aforementioned benchmarks. Being willing to express our view in an independent manner has led us away from the major equity and bond index weights which we also believe to be superior from a risk standpoint. The Fund has not lowered our equity weighting all that much, remaining our stance in the mid 60% range but we believe our forward correlation has shrunk in every major investment where we are in the equity portion of the capital structure while our fixed income has also virtually eliminated the small amount of credit risk we were taking as our low duration bond portfolio is now essentially fixed income from the US government which enhances liquidity and preserves our ability to dynamically allocate capital if our ebullient markets were to change.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class A, With Load	Class A, Without Load	S&P 500 Index (USD) (TR)Footnote Reference*	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Sep/15	$9,425	$10,000	$10,000	$10,000
Sep/16	$10,545	$11,188	$11,543	$10,519
Sep/17	$11,798	$12,518	$13,691	$10,527
Sep/18	$11,936	$12,664	$16,143	$10,399
Sep/19	$11,999	$12,731	$16,830	$11,470
Sep/20	$12,047	$12,782	$19,380	$12,271
Sep/21	$16,154	$17,139	$25,194	$12,161
Sep/22	$15,313	$16,248	$21,296	$10,385
Sep/23	$19,179	$20,349	$25,900	$10,452
Sep/24	$22,277	$23,636	$35,315	$11,661
Sep/25	$23,084	$24,492	$41,530	$11,998

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
First Foundation Total Return Fund
Class A, With Load	-2.35%	12.55%	8.73%
Class A, Without Load	3.62%	13.89%	9.37%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 84,521,099
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 456,827
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$84,521,099	69	$456,827	22%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Special Purpose Acquisition Company	0.0%
Warrants	0.0%
Asset-Backed Security	0.0%
Mortgage-Backed Securities	0.5%
Consumer Staples	0.6%
U.S. Government Agency Obligations	0.8%
Materials	2.5%
Real Estate	4.5%
Health Care	4.9%
Consumer Discretionary	5.5%
Energy	10.1%
Industrials	12.5%
Financials	13.5%
U.S. Treasury Obligations	18.7%
Communication Services	25.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Cie de L'Odet	—	—	8.3%
Bollore	—	—	8.3%
U.S. Treasury Notes	0.875%	11/15/30	6.0%
Lagardere	—	—	5.0%
CANAL+SA	—	—	4.9%
PrairieSky Royalty	—	—	4.5%
International Workplace Group	—	—	4.5%
Burford Capital	—	—	4.2%
Suncor Energy	—	—	3.9%
U.S. Treasury Notes	3.875%	08/15/33	3.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-838-0191
Updated Prospectus Web Address	https://www.firstfoundationinc.com/total-return-fund
C000223442
Shareholder Report [Line Items]
Fund Name	First Foundation Total Return Fund
Class Name	Class Y
Trading Symbol	FBBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y of the First Foundation Total Return Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstfoundationinc.com/total-return-fund. You can also request this information by contacting us at 1-800-838-0191.
Additional Information Phone Number	1-800-838-0191
Additional Information Website	https://www.firstfoundationinc.com/total-return-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Total Return Fund, Class Y	$109	1.07%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Performance Review: For the twelve-month period ended September 30, 2025, the Fund returned 3.86% for Class Y shares. The Fund’s benchmark, the Bloomberg US Aggregate Bond Index (USD) (TR), returned 2.88%. The outperformance over the past twelve months was primarily driven by the Fund’s proficiency and skill in credit selection.

Manager’s Discussion: The Fund seeks to maximize total return by investing primarily in a combination of U.S. and International equity securities balanced in a moderate manner with domestic fixed income securities. We utilize an active approach to asset allocation and hold concentrated positions. Our valuation discipline across asset classes and independent insights ensures that each investment candidate is evaluated from varying perspectives and ideas compete for capital.

During an ebullient period in the last twelve months ending September 30, both the stock and bond market were positive. Bond and equity markets have excited themselves on the prospects for lower interest rates and the chances global trade and conflicts may calm down.

While we are excited about the potential for global peace and less restrictive financial conditions our approach remains disciplined finding more attractive investment candidates globally than in our excitable domestic market. According to Bloomberg, the unadjusted beta of our modestly priced growth businesses and our ballast companies (DOW Jones Industrial type stocks) has fallen to just 0.69 - a level we don't find on offer in many corners of the market. Low correlation with the market is not entirely new for us but we take great care in renewing that capability especially when the markets have moved aggressively higher and with such narrow underpinning.

The S&P 500® Index market now trades at 24X forward earnings, a level higher than its three peak multiples over the last 25 years (2007, 2020 and 2022). The S&P 500® Index equally weighted portfolio isn 't much safer with it in the 90th percentile of expensive. In this light, we have derisked the portfolio and have trailed our aforementioned benchmarks. Being willing to express our view in an independent manner has led us away from the major equity and bond index weights which we also believe to be superior from a risk standpoint. The Fund has not lowered our equity weighting all that much, remaining our stance in the mid 60% range but we believe our forward correlation has shrunk in every major investment where we are in the equity portion of the capital structure while our fixed income has also virtually eliminated the small amount of credit risk we were taking as our low duration bond portfolio is now essentially fixed income from the US government which enhances liquidity and preserves our ability to dynamically allocate capital if our ebullient markets were to change.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	First Foundation Total Return Fund, Class Y	S&P 500 Index (USD) (TR)Footnote Reference*	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Sep/15	$10,000	$10,000	$10,000
Sep/16	$11,214	$11,543	$10,519
Sep/17	$12,577	$13,691	$10,527
Sep/18	$12,754	$16,143	$10,399
Sep/19	$12,848	$16,830	$11,470
Sep/20	$12,936	$19,380	$12,271
Sep/21	$17,389	$25,194	$12,161
Sep/22	$16,523	$21,296	$10,385
Sep/23	$20,740	$25,900	$10,452
Sep/24	$24,156	$35,315	$11,661
Sep/25	$25,088	$41,530	$11,998

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
First Foundation Total Return Fund, Class Y	3.86%	14.16%	9.63%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 84,521,099
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 456,827
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$84,521,099	69	$456,827	22%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Special Purpose Acquisition Company	0.0%
Warrants	0.0%
Asset-Backed Security	0.0%
Mortgage-Backed Securities	0.5%
Consumer Staples	0.6%
U.S. Government Agency Obligations	0.8%
Materials	2.5%
Real Estate	4.5%
Health Care	4.9%
Consumer Discretionary	5.5%
Energy	10.1%
Industrials	12.5%
Financials	13.5%
U.S. Treasury Obligations	18.7%
Communication Services	25.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Cie de L'Odet	—	—	8.3%
Bollore	—	—	8.3%
U.S. Treasury Notes	0.875%	11/15/30	6.0%
Lagardere	—	—	5.0%
CANAL+SA	—	—	4.9%
PrairieSky Royalty	—	—	4.5%
International Workplace Group	—	—	4.5%
Burford Capital	—	—	4.2%
Suncor Energy	—	—	3.9%
U.S. Treasury Notes	3.875%	08/15/33	3.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-838-0191
Updated Prospectus Web Address	https://www.firstfoundationinc.com/total-return-fund